UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                               The Appleton Funds
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               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts 02109
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               (Address of principal executive offices) (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:   12/31
                         ---------------

Date of reporting period:  09/30/07
                         ---------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                         September 30, 2007 (Unaudited)

                                                                      Market
Shares                                                                 Value
            COMMON STOCKS -- 90.7%
            CONSUMER, CYCLICAL -- 10.3%
    6,275   Bright Horizons Family Solutions, Inc.*                $    268,821
    2,700   Garmin Ltd.                                                 322,380
    5,200   McDonald's Corp.                                            283,244
    8,000   The Walt Disney Co.                                         275,120
                                                                   ------------
                                                                      1,149,565
                                                                   ------------

            CONSUMER, NON-CYCLICAL -- 7.8%
    5,000   Kellogg Co.                                                 280,000
    4,000   PepsiCo, Inc.                                               293,040
    4,237   Procter & Gamble Co.                                        298,031
                                                                   ------------
                                                                        871,071
                                                                   ------------

            ENERGY -- 12.4%
    3,000   Apache Corp.                                                270,180
    2,000   Baker Hughes, Inc.                                          180,740
    4,400   Exxon Mobil Corp.                                           407,264
    2,500   Schlumberger Ltd.                                           262,500
    3,650   Smith International, Inc.                                   260,610
                                                                   ------------
                                                                      1,381,294
                                                                   ------------

            FINANCIAL SERVICES -- 11.7%
    4,325   American Express Co.                                        256,775
    3,000   Bank of America Corp.                                       150,810
    3,500   Citigroup, Inc.                                             163,345
    2,000   Jones Lang LaSalle, Inc.                                    205,520
    3,975   MetLife, Inc.                                               277,177
    7,000   Wells Fargo & Co.                                           249,340
                                                                   ------------
                                                                      1,302,967
                                                                   ------------

            HEALTHCARE -- 13.7%
    3,200   Becton, Dickinson & Co.                                     262,560
    6,000   Gilead Sciences, Inc.*                                      245,220
    4,000   Henry Schein, Inc.*                                         243,360
    5,775   Respironics, Inc.*                                          277,373
    4,000   Stryker Corp.                                               275,040
    5,800   VCA Antech, Inc.*                                           242,150
                                                                   ------------
                                                                      1,545,703
                                                                   ------------

            INDUSTRIAL -- 13.1%
    6,250   AMETEK, Inc.                                                270,125
    3,750   Caterpiller, Inc.                                           294,113
    8,850   General Electric Co.                                        366,389
    4,025   Honeywell International, Inc.                               239,367

                           APPLETON EQUITY GROWTH FUND
                       PORTFOLIO OF INVESTMENTS, Continued
                         September 30, 2007 (Unaudited)

                                                                      Market
  Shares                                                               Value

    2,000   Precision Castparts Corp.                              $    295,960
                                                                   ------------
                                                                      1,465,954
                                                                   ------------

            MATERIALS -- 4.1%
    4,500   Ecolab, Inc.                                                212,400
    2,900   Praxair, Inc.                                               242,904
                                                                   ------------
                                                                        455,304
                                                                   ------------
            TECHNOLOGY -- 12.4%
    7,000   Amphenol Corp.                                              278,320
    1,550   Apple Computer, Inc.*                                       237,987
    9,000   Cisco Systems*                                              297,990
    3,000   MEMC Electronic Materials, Inc.*                            176,580
    6,000   Microsoft Corp.                                             176,760
   10,000   Oracle Corp.*                                               216,500
                                                                   ------------
                                                                      1,384,137
                                                                   ------------

            TELECOMMUNICATIONS -- 2.5%
    6,700   AT&T, Inc.                                                  283,477
                                                                   ------------
            UTILITIES -- 2.7%
    3,500   Veolia Environment - ADR                                    301,490
                                                                   ------------
            TOTAL COMMON STOCKS                                      10,140,962
                                                                   ------------
            MONEY MARKETS -- 9.5%
1,059,116   Fidelity Money Market Fund                                1,059,116
                                                                   ------------


            TOTAL INVESTMENT SECURITIES -- 100.2% (Cost $8,525,066)  11,200,078

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)             (20,272)
                                                                   ------------

            NET ASSETS -- 100.0%                                   $ 11,179,806
                                                                   ============


*Non-income producing security
ADR - American Depository Receipt

See accompanying notes to portfolio of investments.

Appleton Equity Growth Fund
Notes to Portfolio of Investments
September 30, 2007 (Unaudited)

      a) Securities valuation - The Appleton Equity Growth Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

            In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

      b) Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

      c) As of September 30, 2007, the aggregate identified cost for federal income tax purposes is $8,525,066, resulting in gross unrealized appreciation and depreciation of $2,694,163 and $19,151, respectively, and net unrealized appreciation of $2,675,012.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Appleton Funds

By (Signature and Title)


/s/James I. Ladge
------------------------------------
James I. Ladge
President and Treasurer

Date:  November 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/James I. Ladge
------------------------------------
James I. Ladge
President and Treasurer

Date:  November 8, 2007


By (Signature and Title)


/s/ James I. Ladge
------------------------------------
James I. Ladge
President and Treasurer

Date:  November 8, 2007